As filed with the Securities and Exchange Commission on April 29, 1999
                                                     Registration No. 33-51009


================================================================================





                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT No. 5
                                       TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.   Exact name of trust:           EQUITY SECURITIES TRUST, SERIES 4, EquiT'S

B.   Name of depositor:             REICH & TANG DISTRIBUTORS, INC.

C.   Complete address of depositor's principal executive offices:

           REICH & TANG DISTRIBUTORS, INC.
           600 Fifth Avenue
           New York, New York 10020


D.   Name and complete address of agent for service:

        PETER J. DeMARCO                               Copy of comments to:
        Executive Vice President                       MICHAEL R. ROSELLA, ESQ.
        Reich & Tang Distributors, Inc.                Battle Fowler LLP
        600 Fifth Avenue                               75 East 55th Street
        New York, NY 10020                             New York, NY 10022
                                                       (212) 856-6858


It is proposed that this filing become effective (check appropriate box)


/  /  immediately upon filing pursuant to paragraph (b) of Rule 485
/x /  on April 30, 1999 pursuant to paragraph (b)
/  /  60 days after filing pursuant to paragraph (a)
/  /  on (        date                ) pursuant to paragraph (a) of Rule 485





================================================================================



The Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1998 on or about March 31, 1999.



264469.1

--------------------------------------------------------------------------------

                     GABELLI VALUE FUND AND U.S. TREASURIES

                        EQUITY SECURITIES TRUST SERIES 4

--------------------------------------------------------------------------------


                                     EquiT's


The Trust is a unit investment trust designated Equity Securities Trust, Series 4, EquiT's ("Trust"). The Sponsor is Reich & Tang Distributors, Inc. The objectives of the Trust are to seek to achieve safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest ("Treasury Obligations") and to attempt to provide for capital appreciation through investment in shares of The Gabelli Value Fund Inc. (the "Fund"), a non-diversified, open-end Management Investment Company (the Treasury Obligations and Fund Shares collectively, the "Securities"). The objective of the Fund is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies that the Fund's investment adviser, Gabelli Funds, Inc., believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the adviser's judgement, achieve significant appreciation. The allocation between the Treasury Obligations and the Fund would seek to assure that an investor purchasing units in the Trust at inception would at least receive back the original unit purchase price at the termination of the Trust from the maturity value of the Treasury Obligations. The Sponsor can not give assurance that the Trust's objectives can be achieved. There are certain risks inherent in an investment in the Fund and Treasury Obligations. See "Risk Considerations" in Part A and Part B of this Prospectus. Minimum Purchase: 100 Units


This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the Trust as of December 31, 1998 (the "Evaluation Date") and audited financial statements of the Trust, including the Portfolio as of the Evaluation Date of the Trust. Part B contains general information about the Trust. Part A may not be distributed unless accompanied by Part B. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



Investors should read and retain both parts of this Prospectus for future reference.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     PROSPECTUS PART A DATED APRIL 30, 1999



148298.3

                                    THE TRUST

           The Trust is a unit investment trust designated Equity Securities Trust, Series 4, EquiT's (the "Trust"). The Sponsor is Reich & Tang Distributors, Inc. The Trust consists of stripped United States Treasury issued notes or bonds bearing no current interest (the "Treasury Obligations") and shares (the "Fund Shares") of The Gabelli Value Fund Inc. (the "Fund"), a non-diversified, open-end management investment company, or contracts and funds for the purchase thereof (the Treasury Obligations and the Fund Shares, collectively, the "Securities"). The Trust contains Treasury Obligations maturing approximately 14 years from the Date of Deposit. The objectives of the Trust are to attempt to obtain safety of capital through investment in Treasury Obligations and to attempt to provide for capital appreciation through investment in shares of the Fund. The objective of the Fund is long-term capital growth which the Fund attempts to achieve by investing primarily in equity securities of companies that the Fund's investment adviser, Gabelli Funds, Inc., believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the adviser's judgment, achieve significant appreciation. The Fund may invest in, among other things, unregistered convertible securities, securities of issuers involved in corporate reorganizations, warrants, rights, securities of foreign issuers and forward commitments for securities purchased on a "when issued" or "delayed delivery" basis. While the Fund may offer its shareholders an ability to reinvest distributions that are payable to such shareholders, the Trust will elect to receive all distributions declared by the Fund in cash. There is, of course, no assurance that the Trust's objectives will be achieved.

           The Trust is structured to contain a sufficient amount of Treasury Obligations to insure that an initial investor will receive, at the maturity of the Trust, $15.00 per unit. On the initial Date of Deposit, the Public Offering Price, including the sales charge, was $12.50 per Unit and consequently Certificateholders purchasing Units on such date can anticipate realizing proceeds at maturity of the Treasury Obligations greater than their initial investment of $12.50 per Unit. However, an investor holding his Units to Trust maturity or all investors if the Trust is terminated before the Treasury Obligations mature, may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. An investor who sells his Units prior to Trust maturity or all investors if the Trust is terminated before the Treasury Obligations mature, may suffer a loss to the extent that the price he receives upon the sale or redemption of his Units is less than the purchase price of his Units. The price paid for a Unit may differ from that set forth herein due to changes in the value of the Securities in the portfolio subsequent to the Date of Deposit. There is no assurance that a purchaser of Units on the date of the Prospectus or subsequent to such date will receive, upon termination, his purchase price per Unit. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. The maximization of dividend income is not an objective of the Trust. The Trust is "concentrated" in Fund Shares, so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself. There are certain risks inherent in an investment in a portfolio of Fund Shares and Treasury Obligations. See "Risk Considerations" in this Part A and in Part B. The Trust will terminate 14 years after the initial Date of Deposit. Upon termination, Certificateholders may elect (1) to receive their pro rata share of the underlying Fund Shares in kind and the maturity value of Treasury Obligations in cash, if they own at least 2,500 units, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered) at a reduced sales charge. Any election made by a Certificateholder may result in the current taxation of all or a portion of the gain, if any, realized by a Certificateholder upon the receipt of the terminating distribution. See "Termination" in this Part A and "Trust Administration--Trust Termination" in Part B.

           With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the aggregate value of the specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may, but is not obligated to, deposit from time to time additional Securities in the Trust ("Additional Securities") or contracts to purchase Additional Securities, maintaining to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible maintain the exact original proportionate relationship among the number of shares of Securities in the Trust portfolio on the initial Date of Deposit with the deposit of Additional Securities, because of, among other reasons, purchase requirements, changes in prices, or the unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit must replicate exactly the proportionate relationship between the Fund Shares and Treasury Obligations in the Trust Portfolio at the end of the initial 90-day period.


                                       A-2
148298.3

           The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or distribution of such Securities. The portfolio of the Trust may change slightly based on such disposition or distribution. Substitute Treasury Obligations may be acquired under specified conditions when Treasury Obligations originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities" in Part B). As additional Units are issued by the Trust as a result of the deposit of Additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each unit will be decreased. As of the Date of Deposit, Units in the Trust represent an undivided interest in the principal and net income of the Trust in the ratio of one hundred Units for the indicated aggregate value of Securities in the Trust on the Date of Deposit as is set forth in the Summary of Essential Information (See "The Trust--Organization" in Part B).

           The Sponsor does not act as an underwriter, manager or co-manager of a public offering of the securities of any of the issuers in the Trust portfolio.

                                    THE FUND

           The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that the Fund's investment adviser believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the investment adviser's judgment, achieve significant appreciation.

           The Fund may invest in, among other things, unregistered convertible securities, securities of issuers involved in corporate reorganizations, warrants, rights, securities of foreign issuers and forward commitments for securities purchased on a "when issued" or "delayed delivery" basis. Convertible securities are not typically rated within the four highest categories by the rating agencies and are, therefore, not generally considered investment grade. There is no minimum rating that is acceptable for investment by the Fund; however, it is the Fund's current operating policy that not more than 35% of the Fund's portfolio will consist of debt securities considered by the rating agencies, or, if unrated, judged by the investment adviser to be predominantly speculative and involving major risk exposure to adverse conditions, including securities of issuers in default. The Fund will, however, limit its investments in securities of issuers in default, which are included within the 35% limitation, to not more than 5% of its total assets. These investments may involve special risks. See "Risks of Investing in Lower Rated Securities" and "Description of Corporate Bond Ratings" in Part B. The Fund may also purchase or sell exchange traded options, engage in short sales of securities it owns or has the right to acquire, enter into repurchase agreements, lend its portfolio securities to securities broker-dealers or financial institutions and borrow money for short-term credits from banks as may be necessary for the clearance of portfolio transactions and for temporary or emergency purposes. Although the Fund will consistently seek to attain the objective of long-term capital appreciation, there can be no assurance it will be attained. The objective of the Fund may not be changed without shareholder approval. There is, of course, no guarantee that the Fund's investment objective will be achieved.

                               RISK CONSIDERATIONS

           Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units may fluctuate and therefore the Public Offering Price and Redemption Price per Unit may be more or less than the price paid by the investor. The value of the Treasury Obligations will fluctuate inversely with changes in interest rates and the value of Fund Shares will vary as the value of the underlying portfolio securities of the Fund increases or decreases. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See "The Trust--Stripped U.S. Treasury Obligations." Although the Trust is structured to return to an initial Certificateholder his purchase cost of a Unit through the distribution of the Treasury Obligations maturity value on the mandatory termination date of the Trust, an investor will have included the accrual of original issue discount on such Treasury Obligations in income for Federal income tax purposes and will have paid Federal income tax on such accrual. An investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, an investor who sells his Units prior to Trust maturity, or all investors if the Trust is terminated before the Treasury Obligations mature, may suffer a loss to the extent that the price he receives upon the sale or redemption of his Units is less than the purchase price of his Units.


                                       A-3
148298.3

                              PUBLIC OFFERING PRICE


           The Public Offering Price per 100 Units of the Trust is equal to the aggregate offering side evaluation during the initial offering period and the aggregate bid side evaluation thereafter of the underlying Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge) divided by the number of Units outstanding times 100 plus a sales charge of 5.2% of the Public Offering Price per 100 Units or 5.485% of the net amount invested in Securities per 100 Units. (See "Summary of Essential Information.") Any cash held by the Trust will be added to the Public Offering Price. For additional information regarding the Public Offering Price, the descriptions of dividend and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, see the "Summary of Essential Information" for the Trust. During the initial offering period orders involving at least 10,000 Units will be entitled to a volume discount from the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price would have been $1,900.27 under the annual distribution plan. The Public Offering Price per Unit may vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities. (See "Public Offering" in Part B.) The figures above assume a purchase of 100 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 Units by 100 and multiplying by the number of Units.


                                  DISTRIBUTIONS

           Distributions of net income (other than amortized discount) and long-term capital gains distributions received in respect to any of the Securities by the Trust will be made by the Trust annually on the 15th day of January (the "Distribution Date"). (See "Rights of Certificateholders--Distributions"). Although Certificateholders will be required to include in income amounts of original issue discount that have accrued during the taxable year on the Treasury Obligations, no income will be currently distributed to the Certificateholders. (See "Tax Status" in Part B).

                                MARKET FOR UNITS

           The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of the Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge on Fund Shares). (See "Liquidity--Sponsor Repurchase" for a description on how the secondary market repurchase price will be determined.) If a market is not maintained a Certificateholder will be able to redeem his Units with the Trustee. (See "Liquidity--Trustee Redemption" in Part B.) There can be no assurance of the making or the maintenance of a market for any of the Securities contained in the Trust portfolio. Notwithstanding the foregoing, the Sponsor undertakes to maintain the secondary market during the initial public offering period. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

                             TOTAL REINVESTMENT PLAN

           Distributions from the Trust are made to Certificateholders annually. The Certificateholder has the option, however, of either receiving his distribution check, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Treasurer's Fund"). Gabelli Fixed Income LLC serves as the investment adviser of the Treasurer's Fund and Gabelli Fixed Income Distributors, Inc. serves as distributor for the Treasurer's Fund. Participation in the reinvestment option is conditioned on the Treasurer's Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B for details on how to enroll in the Total Reinvestment Plan and how to obtain a Treasurer's Fund prospectus.

                                   TERMINATION

           During the 60 day period prior to the Mandatory Termination Date (14 years after the Initial Date of Deposit) (the "Liquidation Period"), Securities will begin to be sold in connection with the termination of the Trust and all Securities will be sold by the Mandatory Termination Date. The Sponsor will attempt to sell the Securities as quickly as they can during the Liquidation Period without, in its judgment, materially adversely affecting the market price of the Securities, but all of the Securities will in any event be disposed of by the end of the Liquidation Period. The

                                       A-4
148298.3

Sponsor does not anticipate that the period will be as long as 60 days, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day. During the Liquidation Period, Certificateholders who have not chosen to receive distributions-in-kind will be at risk to the extent that Fund Shares are not sold; for this reason the Sponsor will be inclined to sell the Securities in as short a period as they can without materially adversely affecting the price of the Securities. Fund Shares, as more fully described in the prospectus for the Fund, will be redeemed through certain broker-dealers and the Fund's transfer agent at the net asset value next computed after the redemption request is received.

           Certificateholders may elect one of the three options in receiving their terminating distributions. Certificateholders may elect: (1) to receive their pro rata share of the underlying Fund Shares in kind and the maturity value of Treasury Obligations in cash, if they own at least 2,500 units, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered) at a reduced sales charge. See "Trust Administration--Trust Termination" in Part B for a description of how to select a termination distribution option. Any election made by a Certificateholder may result in the current taxation of all or a portion of the gain, if any, realized upon the Certificateholder's receipt of the terminating distribution. See "Tax Status of the Trust" in Part B for further discussions.


                                       A-5
148298.3

                   EQUITY SECURITIES TRUST, SERIES 4, EQUIT'S
            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998


DATE OF DEPOSIT+:  January 21, 1994                                    EVALUATION TIME:  4:00 p.m. New York Time.
                                                                       MINIMUM PRINCIPAL DISTRIBUTION:  $1.00
NUMBER OF UNITS...............................................192,792      per 100 Units.
FRACTIONAL UNDIVIDED                                                   LIQUIDATION PERIOD:  Beginning 60 days prior
    INTEREST IN TRUST.......................................1/192,792      to the Mandatory Termination Date.
SECONDARY MARKET PUBLIC OFFERING                                       MINIMUM VALUE OF TRUST:  The Trust may
    PRICE                                                                  be terminated if the value of the Trust is less than
    Total Aggregate Bid Price..............................$3,484,082      40% of the aggregate value of the Securities at
    Divided By # of Units                                                  the completion of the Deposit Period.
      (times 100)...........................................$1,807.17  MANDATORY TERMINATION DATE:  The
    Plus Sales Charge of 5.2%                                              earlier of August 15, 2008 or the disposition of
      of Public Offering Price.................................$93.10      the last Security in the Trust.
    Public Offering Price per                                          TRUSTEE:  The Chase Manhattan Bank
      100 Units.............................................$1,900.27  TRUSTEE'S ANNUAL FEE++:  $.93 per 100
REDEMPTION & SPONSOR'S REPURCHASE                                          Units outstanding.
    PRICE PER 100 UNITS+++..................................$1,807.17  SPONSOR:  Reich & Tang Distributors, Inc.
EXCESS OF SECONDARY MARKET PUBLIC                                      EVALUATOR:  Kenny S&P Evaluation Services.
    OFFERING PRICE OVER REDEMPTION &                                   EVALUATOR'S FEE FOR EACH EVALUATION
    SPONSOR'S REPURCHASE PRICE                                             OF TREASURY OBLIGATIONS:  $5.00 per
    PER 100 UNITS..............................................$93.10      evaluation.
                                                                       SPONSOR'S ANNUAL SUPERVISORY FEE:
                                                                           Maximum of $.25 per 100 Units outstanding (see
                                                                           "Trust Expenses and Charges" in Part B).
                                                                       RECORD DATE:  First of January, Annually.
                                                                       DIVIDEND DISTRIBUTION DATE:  Fifteenth of
                                                                           January, Annually.





------------------------

            + The Date of Deposit is the date on which the Trust Agreement was signed and contracts to purchase Securities were initially deposited with the Trustee.

           ++ Any Rule 12b-1 fees paid by the Fund's distributor to the Trustee for performing servicing functions with respect to the Fund Shares will be used to reduce the expenses and fees otherwise payable by the Trust to the Trustee and any excess will be rebated to the Trust.

          +++ Based on bid side evaluations of underlying Treasury Obligations and net asset value of the Fund Shares.



                                       A-6
148298.3

             INFORMATION REGARDING THE TRUST AS OF DECEMBER 31, 1998


                            DESCRIPTION OF PORTFOLIO*


     $2,879,000 face amount of Treasury Obligations maturing on August 15, 2008 and 94,906 Fund Shares were held in the Trust on December 31, 1998. The Treasury Obligations and the Fund Shares represent 54.06% and 45.94%, respectively, of the total of the aggregate offering side valuation of Treasury Obligations in the Trust and the aggregate value of Fund Shares on December 31, 1998.


 ------------------------------
*Changes in the Trust Portfolio:  From January 1, 1999 to March 19, 1999, 877
                                  Units were redeemed from the Trust.




                                       A-7
148298.3

                      FINANCIAL AND STATISTICAL INFORMATION



Selected data for each Unit of the Trust outstanding for the periods listed below:

                                                                                    Distributions of            Distributions of
                                                                 Net Asset*          Interest During            Principal During
                                                                    Value              the Period                  the Period
Period Ended                       Units Outstanding            per 100 Units        (per 100 Units)             (per 100 Units)
------------                       -----------------           ---------------      -----------------           ----------------


December 31, 1996                      299,288                   $1,324.48               $.84                     $ 58.37
December 31, 1997                      226,712                    1,644.00                -0-                       53.20
December 31, 1998                      192,792                    1,791.00                -0-                      133.31


--------

* Net Asset Value per 100 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-8
148298.3

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Equity Securities Trust Series 4, EquiT's



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust Series 4, EquiT's (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999


Equity Securities Trust Series 4, EquiT's
Portfolio
December 31, 1998
------------------------------------------------------------------------------------------



  Portfolio        Principal                                                Percentage of
     No.         Amount/Shares                  Name of Issuer                Trust (1)

     1          $  2,879,000           Zero Coupon U.S. Treasury Bonds          54.06%
                                       Maturing August 15, 2008

     2                94,906shs.       The Gabelli Value Fund Inc.              45.94
                                                                              -------

                                       Total Investment in Securities          100.00%
                                                                              -------


  Portfolio        Cost of                    Market
     No.       Securities (2)                Value (3)

     1          $ 1,781,755                   $1,795,949


     2            1,147,269                    1,526,088
                -----------                -------------

                $ 2,929,024                   $3,322,037
                ===========                =============


   See accompanying footnotes to portfolio and notes to financial statements.


Equity Securities Trust Series 4, EquiT's
Footnotes to Portfolio
--------------------------------------------------------------------------------



1.      Based on the market value of the securities in the Trust.

2. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

3. At December 31, 1998, the net unrealized appreciation of all the securities was comprised of the following:

             Gross unrealized appreciation       $       393,013
             Gross unrealized depreciation                     -
                                                 ---------------

             Net unrealized appreciation         $       393,013
                                                 ===============





   The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 4, EquiT's

Statement of Net Assets
December 31, 1998
--------------------------------------------------------------------------------





Investments in Securities,
      at Market Value (Cost $2,929,024)                   $    3,322,037
                                                          --------------
Other Assets
      Cash                                                       100,446
      Dividend Receivable                                        146,297
                                                          --------------
           Total Other Assets                                    246,743
                                                          --------------

Liabilities
      Redemptions Payable                                        116,375
                                                          --------------
           Total Liabilities                                     116,375
                                                          --------------
Excess of Other Assets over Total Liabilities                    130,368
                                                          --------------
Net Assets (192,792 Units of Fractional Undivided
      Interest Outstanding, $17.91 per Unit)              $    3,452,405
                                                          ==============



















   The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 4, EquiT's

Statement of Operations
--------------------------------------------------------------------------------




                                                         For the Years Ended December 31,
                                                   1998                  1997              1996

Investment Income
      Interest                              $   146,312           $   118,446       $   169,270
      Dividends                                 146,297               305,135           168,956
                                            -----------           -----------       -----------
           Total Investment Income              292,609               423,581           338,226
                                            -----------           -----------       -----------

Expenses
      Trustee's Fees                              6,666                 7,166             7,093
      Evaluator's Fee                             1,364                 1,364             1,597
      Sponsor's Advisory Fee                      1,102                 1,359             1,604
                                            -----------           -----------       -----------

           Total Expenses                         9,132                 9,889            10,294
                                            -----------           -----------       -----------

      Net Investment Income                     283,477               413,692           327,932
                                            -----------           -----------       -----------

Realized and Unrealized Gain (Loss)
      Realized Gain on
           Investments                          150,674               110,145            70,997

      Unrealized Appreciation
           (Depreciation) on Investments        155,046               367,195          (293,326)
                                            -----------           -----------       -----------

      Net Gain (Loss) on Investments            305,720               477,340          (222,329)
                                            -----------           -----------       -----------

      Net Increase
           in Net Assets
           Resulting From Operations        $   589,197           $   891,032       $   105,603
                                            ===========           ===========       ===========








    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 4, EquiT's

Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                  For the Years Ended December 31,
                                                        1998                    1997               1996

Operations
Net Investment Income                              $    283,477        $     413,692      $     327,932
Realized Gain
      on Investments                                    150,674              110,145             70,997
Unrealized Appreciation
      (Depreciation) on Investments                     155,046              367,195           (293,326)
                                                   ------------         ------------       ------------

            Net Increase in
                  Net Assets Resulting
                  From Operations                       589,197              891,032            105,603
                                                   ------------         ------------       ------------

Distributions to Certificateholders
      Investment Income                                    ----                 ----              3,934
      Principal                                         302,230              159,233            271,815

Redemptions
      Interest                                              109                 ----               ----
      Principal                                         561,594              968,663          2,171,812
                                                   ------------         ------------       ------------

           Total Distributions
               and Redemptions                          863,933            1,127,896          2,447,561
                                                   ------------         ------------       ------------

           Total (Decrease)                            (274,736)            (236,864)        (2,341,958)

Net Assets
      Beginning of Year                               3,727,141            3,964,005          6,305,963
                                                   ------------         ------------       ------------

      End of Year (Including
           Undistributed Net Investment
           Income of $2,220,614, $1,937,246
           and $1,523,554, Respectively)           $  3,452,405         $  3,727,141       $  3,964,005
                                                   ============         ============       ============






    The accompanying notes form an integral part of the financial statements.


Equity Securities Trust Series 4, EquiT's

Financial Highlights
--------------------------------------------------------------------------------




           Selected data for a unit of the Trust outstanding: *

                                                                          For the years ended December 31,
                                                                    1998                 1997                1996

           Net Asset Value, Beginning of Year**               $     16.44          $     13.24         $     13.54
                                                              -----------          -----------         -----------

               Interest Income                                        .70                  .45                 .44
               Dividend Income                                        .70                 1.16                 .44
               Expenses                                              (.04)                (.04)               (.03)
                                                              -----------          -----------         -----------
               Net Investment Income                                 1.36                 1.57                 .85
                                                              -----------          -----------         -----------
               Net Gain or Loss on Investments(1)                    1.55                 2.24                (.43)
                                                              -----------          -----------         -----------

           Total from Investment Operations                          2.91                 3.81                 .42
                                                              -----------          -----------         -----------

           Less Distributions
               to Certificateholders
                    Income                                        ----                 ----                    .01
                    Principal                                        1.44                  .61                 .71
                                                              -----------          -----------         -----------

           Total Distributions                                       1.44                  .61                 .72
                                                              -----------          -----------         -----------

           Net Asset Value, End of Year**                     $     17.91          $     16.44         $     13.24
                                                              ===========          ===========         ===========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1998, 1997 and 1996, respectively, and the dates of net gain and loss on investments.




--------
     *     Unless otherwise stated, based upon average units outstanding during the year of 209,252 ([192,792 + 226,712]/2) for 1998, 263,000
           ([226,712 + 299,288]/2) for 1997 and of 382,454 ([299,288 +
           465,620]/2) for 1996.

    **     Based upon actual units outstanding



   The accompanying notes form an integral part of the financial statements.

Equity Securities Trust Series 4, EquiT's

Notes to Financial Statements
--------------------------------------------------------------------------------



1.         Organization

           Equity Securities Trust Series 4, EquiT's (the "Trust") was organized on January 21, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The objective of the Trust is to seek long term capital appreciation.

           Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.         Summary of Significant Accounting Policies

           The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

           Dividend and Interest Income
           Dividend income is recognized as of the ex-dividend date. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is reported as interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

           Security Valuation
           Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the securities at the end of the year, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Equity Securities Trust Series 4, EquiT's

Notes to Financial Statements
--------------------------------------------------------------------------------




3.         Income Taxes

           No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.         Trust Administration

           The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

           The Trust Indenture and Agreement provides for income distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

           The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

           The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1998, 1997 and 1996, 33,920, 72,576 and 166,332 units were redeemed, respectively.

           The Trust pays an annual fee for trustee services rendered by the Trustee of $.93 per 100 units outstanding. In addition, a minimum fee of $5.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per 100 units outstanding is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,783, $2,108 and $1,420 and other expenses of $3,883, $5,058 and $5,673, respectively. The other expenses include professional, printing and miscellaneous fees.

Equity Securities Trust Series 4, EquiT's

Notes to Financial Statements
--------------------------------------------------------------------------------



5.         Net Assets

           At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders              $        249,994
            Less Initial Gross Underwriting Commission                 12,250
                                                             ----------------
                                                                      237,744
            Cost of Additional Units Acquired During
                the Offering Period to Certificateholders           7,053,167
            Accumulated Cost of Securities Sold,
                Matured or Called                                  (5,258,294)
            Net Unrealized Appreciation                               393,013
            Undistributed Net Investment Income                     2,220,614
            Distributions in Excess of Proceeds
                From Investments                                   (1,193,839)
                                                             ----------------
                Total                                        $      3,452,405
                                                             ================

           The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 617,000 units of fractional undivided interest of the Trust as of December 31, 1994 (end of the offering period).

           Undistributed net investment income includes accumulated accretion of original issue discount of $896,407.

                      PART B OF THIS PROSPECTUS MAY NOT BE
                        DISTRIBUTED UNLESS ACCOMPANIED BY
                                     PART A

                        EQUITY SECURITIES TRUST SERIES 4

                               GABELLI VALUE FUND
                               AND U.S. TREASURIES


                                     EquiT's


                                PROSPECTUS PART B

                              Dated: April 30, 1999

                                    THE TRUST



           ORGANIZATION. "Equity Securities Trust, Series 4, EquiT's" consists of a "unit investment trust" designated as set forth in Part A. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the initial Date of Deposit, among Reich & Tang Distributors, Inc., as Sponsor, The Chase Manhattan Bank, as Trustee and Kenney S&P Evaluation Services, as Evaluator.

           On the initial Date of Deposit, the Sponsor deposited with the Trustee stripped United States Treasury issued notes or bonds paying no current return (the "Treasury Obligations") and shares of Gabelli Value Fund Inc., a non-diversified, open-end Management Investment Company (the "Fund Shares") including funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Sponsor has a limited right to substitute other securities in the Trust portfolio in the event of a failed contract ("Substitute Securities"). See "The Trust--Substitution of Securities". The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Certificateholders. (See "Trust Administration--Portfolio Supervision.")

           Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the Securities of the Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities initially deposited in the Trust as is set forth in the "Summary of Essential Information". To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

           With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship between the maturity amounts of Treasury Obligations and the number of Fund Shares in the Portfolio. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust that are substantially similar to the Securities already deposited in the Trust ("Additional Securities") or contracts to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship between the Securities in the Trust portfolio on the initial Date of Deposit. (Securities and Additional Securities collectively may be hereinafter

261356.5
referred to as "Securities".) These additional Units each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship between the Treasury Obligations and the Fund Shares deposited on the initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, or unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit must replicate exactly the proportionate relationship between the Treasury Obligations and the Fund Shares in the Trust Portfolio at the end of the initial 90-day period. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a distribution with respect to shares or the reinvestment of the proceeds distributed to Certificateholders. The portfolio of the Trust may change slightly based on such disposition and reinvestment. Securities received in exchange for Securities will be similarly treated. Substitute Treasury Obligations may be acquired under specified conditions when Treasury Obligations originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities"). Units may be continuously offered to the public by means of this Prospectus (see "Public Offering-Distribution of Units") resulting in a potential increase in the number of Units outstanding. As additional Units are issued by the Trust as a result of the deposit of Additional Securities, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

           OBJECTIVES. The objectives of the Trust are to seek to achieve safety of capital and to attempt to provide capital appreciation. In addition, it is the Trust's objective to achieve growth in income with the growth in capital. The Trust seeks to achieve these objectives by investing primarily in a portfolio of stripped United States Treasury issued notes or bonds paying no current interest and shares of The Gabelli Value Fund Inc., a non-diversified, open-end Management Investment Company. The Fund's objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies that the Fund's investment adviser believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the adviser's judgment, achieve significant appreciation, and contracts to purchase such Securities. The allocation between the Treasury Obligations and the Fund Shares would seek to assure that an investor purchasing units in the Trust at inception would at least receive back the original unit purchase price at the termination of the Trust from the maturity value of the Treasury Obligations. There can be no assurance that the Trust's investment objectives can be achieved.

           THE SECURITIES. In selecting Treasury Obligations for the Trust, the Sponsor considers the following factors, among others: (i) the prices and yields of such securities and (ii) the maturities of such securities. In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the historical performance of the Fund and (ii) the nature of the underlying Fund portfolio.

           The Trust consists of such of the Securities listed under "Description of Portfolio," in Part A, as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units, undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations. The Treasury Obligations in the portfolio consists of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

           Stripped U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not

261356.5
                                       -2-
only on the original investment but also, in effect, on all discount earned during the life of the discount obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be includible by a Certificateholder as income and will be subject to income tax on a current basis at ordinary income tax rates (see "Tax Status").

The Gabelli Value Fund Inc. The following disclosure concerning the Fund and its affiliates has been derived from the prospectus, semi-annual report and proxy statement of The Gabelli Value Fund Inc. While the Sponsor has not independently verified its information, it has no reason to believe that such information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information.


        The Portfolio contains shares of the Gabelli Value Fund Inc. (the "Fund"). On December 31, 1998, the total net assets of the Fund were $798,812,261. The Fund has retained an Investment Adviser, Gabelli Funds, Inc. (herein referred to as "Gabelli" or the "Adviser").


        The Fund's investment objective is long-term capital appreciation. The Fund regards its receipt of income as an incidental consideration. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the Fund's shares. There is, of course, no guarantee that the Fund will achieve its investment objective. As a "non-diversified" investment company, the Fund is not subject to the provisions of the 1940 Act that otherwise would limit the proportion of its assets that may be reinvested in obligations of a single issuer. Consequently, because the Fund may hold a relatively high proportion of its assets in a limited number of portfolio companies, an investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified investment company. The Fund will, however, comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

        In pursuing the Fund's investment objective, the Adviser seeks companies that it believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the Adviser's judgment, achieve significant capital appreciation. In identifying such companies, the Adviser seeks to invest in companies that, in the public market, are selling at a significant discount to their private market value, the value the Adviser believes informed industrialists would be willing to pay to acquire companies with similar characteristics. If investor attention is focused on the underlying asset values of these companies through an emerging or anticipated development or other catalyst, an investment opportunity to realize this private market value may exist. Undervaluation of a company can result from a variety of factors, such as a lack of investor recognition of (1) the underlying value of a company's fixed assets, (2) the value of a consumer or commercial franchise, (3) changes in the economic or financial environment particularly affecting a company, (4) new, improved or unique products or services, (5) new or rapidly expanding markets, (6) technological developments or advancements affecting a company or its products, or (7) changes in governmental regulations, political climate or competitive conditions. The actual developments or catalysts particularly applicable to a given company that may, in the Adviser's judgment, lead to significant appreciation of that company's securities include: a change in management or management policies; the acquisition of a significant equity position by an investor or group of investors acting in concert; a merger, reorganization, sale of a division, or a third-party or issuer tender offer; the spin-off to shareholders of a subsidiary, division or other substantial assets; or a recapitalization, an internal reorganization or the retirement or death of a senior officer or substantial shareholder. In addition to the foregoing factors, developments and

261356.5
                                       -3-
        catalysts,  the Adviser,  in selecting  investments,  also considers the
        market   price  of  the   issuer's   securities,   its   balance   sheet
        characteristics and the perceived strength of its management.

        The Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks, preferred stocks and other securities convertible into, or exchangeable for, common stocks. When the Adviser believes that a defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments, such as obligations of the U.S. Government and its agencies and instrumentalities, high-quality commercial paper and bank certificates of deposit and time deposits, repurchase agreements with respect to such instruments, and money market mutual funds not affiliated with the Fund, Lehman Brothers Inc. ("Lehman Brothers") or Gabelli & Company, Inc. ("Gabelli & Company").

        Boston Safe, a wholly-owned subsidiary of Mellon Bank Corporation, is the custodian of the Fund's assets. State Street Bank and Trust Company, Inc. acts as the Fund's transfer agent and dividend disbursing agent for its shares. The Fund's prospectus is available upon request.

        General Information Regarding the Fund. Shown below for the periods indicated are per share income and capital changes for a share of capital stock outstanding ("per share information") of the Fund.

                                         Year       Year       Year      Year        Year       Year        Year
                                        ended      ended       ended     ended       ended      ended      ended
                                       12/31/98   12/31/97   12/31/96   2/31/95    12/31/94   12/31/93    12/31/92
                                       --------   --------   --------   -------    --------   --------    --------

Operating performance:
Net asset value, beginning of year....   $14.30     $11.52     $11.61   $10.49       12.09      10.13      9.48
                                         ------     ------     ------   ------       -----      -----     -----
Net investment income/(loss)..........   (0.05)     (0.05)     (0.02)     0.05        0.09       0.05      0.09
Net realized and unrealized gain
   (loss)on investments...............    3.32       5.55       1.04      2.30       (0.09)      3.95       1.11
                                          ----       ----       ----      ----       ------      ----       ----
Total from investment operations......    3.27       5.50       1.02      2.35        0.00       4.00       1.20
                                          ----       ----       ----      ----        ----       ----       ----
Distributions to shareholders
  from:
Net Investment income.................    ---        ---         ---     (0.05)      (0.09)     (0.01)      (0.09)
Distribution in excess of net
   investment income..................    ---        ---         ---       ---    (0.01)(b)     (0.04)       ---
Net realized gains....................   (1.49)     (2.72)     (1.10)    (1.18)      (1.50)      (1.99)     (0.46)
Distributions in excess of net
  realized gains......................    ---        ---         ---       ---       (0.01)      ---        ---
Paid-in capital.......................    ---       (0.01)       ---       ---         ---       ---        ---
                                          ---       ------       ---       ---         ---       ---        ---
Total distributions...................   (1.49)     (2.72)     (1.11)    (1.23)      (1.60)     (2.04)     (0.55)
                                         ------     ------     -------  --------     -------    ------     -------
Net asset value, end of year..........   $16.08     $14.30     $11.52    $11.61      $10.49     $12.09     $10.13
                                         ======     ======     =======   =======     =======    ======     =======
Total Return**........................    23.2%      48.2%       8.7%     22.5%        0.0%      39.4%      12.7%
                                         ======     ======     =======   =======     =======    =======    =======

Ratio to average net
assets/supplemental data:
Net assets, end of year (in 000's).... $798,812  $596,547     $460,836 $486,144   $436,629   $491,193   $423,381
Ratio of net investment income/loss
  to average net assets...............    (0.41)%   (0.45)%      (0.12)%   0.42%        73%      0.38%      0.75%
Ratio of operating expenses to
  average net assets..................     1.40%     1.42%        1.40%    1.50%     1.50%      1.53%       1.52%
Portfolio turnover rate...............    46.00%    43.90%       37.10%   64.60%    66.60%     21.40%       0.10%




                                            Year         Year    9/29/89
                                            ended        ended   through
                                         12/31/91(a)   12/31/90  12/31/89*
                                         -----------   --------  ---------
Operating performance:
Net asset value, beginning of year....      8.51        9.58      $9,000
                                           -----       -----      ------
Net investment income/(loss)..........      0.13        0.45       0.16
Net realized and unrealized gain
   (loss)on investments...............      1.17       (0.98)     0.04
                                            ----       ----       ----
Total from investment operations......      1.30       (0.53)     0.20
                                            ----       -----      ----
Distributions to shareholders
  from:
Net Investment income.................      (0.19)     (0.54)     (0.06)
Distribution in excess of net
   investment income..................       ----       -----       ---
Net realized gains....................      (0.14)       ---      (0.01)
Distributions in excess of net
  realized gains......................       ---         ---         ---
Paid-in capital.......................       ---         ---         ---
                                             ---         ---       -----
Total distributions...................      (0.33)      (0.54)      0.07
                                            ------      ------     -----
Net asset value, end of year..........       $9.48       $8.51     $9.85
                                            ======      ======     =====
Total Return**........................       15.3%       (5.6)       2.1%
                                            ======      ======     =====

Ratio to average net
assets/supplemental data:
Net assets, end of year (in 000's)....   $574,676      $850,685    $1,126,146
Ratio of net investment income/loss
  to average net assets...............       1.43%         4.45%         6.06
Ratio of operating expenses to
  average net assets..................       1.45%         1.39%         1.48%+
Portfolio turnover rate...............      16.20%        58.60%         73.30%


---------------------
 *      The Fund commenced operations on September 29, 1989.
** Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect any applicable sales charges. Total return for the period of less than one year is not annualized.
 +      Annualized.
(a) Per share amounts have been calculated using the monthly average share method for the year ended December 31, 1991.
(b)     Amount  represents  less than $0.05 per share.


261356.5
                                       -4-

        Investment Strategies and Restrictions. From time to time, the Fund may engage in the following investment techniques:

        The Fund, consistent with its investment objective and policies of seeking long-term capital appreciation from securities of companies that, in the public market, are selling at a significant discount to their private market value, may invest up to 50% of its total assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced ("reorganization securities"). Frequently the holders of securities of companies involved in such transactions will receive new securities ("substituted securities") in exchange therefor. No more than 30% of the Fund's total assets, however, may be invested in reorganization securities where the Adviser anticipates selling the reorganization securities or the substituted securities within six months or less of the initial purchase of the reorganization securities, except that this limitation will not apply to reorganization securities that have been purchased to supplement a position in such securities held by the Fund for more than six months. The principal risk of this type of investing is that the anticipated offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless replaced by an equivalent or increased offer or proposal that is consummated, the Fund may sustain a loss on its investments.

        The Fund has adopted the following investment restrictions for the protection of shareholders that may not be changed without the approval of a majority of the Fund's shareholders, defined as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
        (2) more than 50% of the Fund's outstanding shares. Under these restrictions, the Fund may not:

        1. Invest more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

        2. Purchase securities on margin, but it may obtain short-term credits from banks as may be necessary for the clearance of purchase and sales of portfolio securities;

        3. Make loans of its assets except for: (a) purchasing debt securities,
        (b) engaging in repurchase agreements as set forth in the Fund's prospectus, and (c) leading its portfolio securities consistent with applicable regulatory requirements and as set forth in the Fund's prospectus;

        4. Borrow money except subject to the restrictions set forth in the Fund's prospectus;

        5. Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in restrictions (4) above, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral and that collateral arrangements with respect to the writing or options or any other leading activity are not deemed to be pledges of assets and these arrangements are not deemed to be the issuance of a senior security as set forth in restriction (11);

        6. Except to the extent permitted by restriction (14) below, invest in any investment company affiliated with the Fund, Lehman Brothers or Gabelli & Company, invest more than 5% of its total assets in the securities of any one investment company, own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of all other investment companies;

261356.5
                                       -5-

        7. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

        8. Invest, in the aggregate more than 10% of the value of its net assets in securities for which market quotations are not readily available, securities which are restricted for public sale, in repurchase agreements maturing or terminable in more than seven days and all other illiquid securities;

        9. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

        10. Purchase or acquire commodities or commodity contracts except that the Fund may purchase or sell futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in margin and premiums;

        11. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with: (a) borrowing money in accordance with restriction (4) above, (b) lending portfolio securities,
        (c) entering into repurchase agreements, (d) purchasing or selling options contracts, (e) purchasing or selling futures contracts and related options thereon, or (f) acquiring when issued or delayed delivery securities and forward commitments;

        12. Sell securities short, except transactions involving selling securities short "against the box;"

        13. Purchase warrants if, thereafter, more than 5% of the value of the Fund's net assets would consist of such warrants, but warrants attached to other securities or acquired in units by the Fund are not subject to this restriction; or

        14. Invest in companies for the purpose of exercising control, except transactions involving investments in investment companies for the purpose of effecting mergers and other corporate reorganizations involving the Fund and such other investment companies.

        If any percentage limitations is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investments restrictions describe above.

        Convertible and Nonconvertible Corporate Obligations. Corporate obligations include securities such as bonds, debentures, notes or other similar securities issued by corporations. These obligations can be further subdivided into convertible and nonconvertible securities. Unlike a nonconvertible corporate obligation, a convertible corporate obligation may be converted into or exchanged for a prescribed amount of common stock or other equity of the same or different issuer within a particular period of time at a specified price or formula.

        The Fund believes that investing in convertible and nonconvertible corporate obligations is consistent with the Fund's investment objective of seeking securities of companies that, in the public market, can provide significant long-term capital appreciation. Due to a variety of factors, it is possible that the potential for capital gain on a convertible security may be less than that of the underlying common stock. Convertible securities, however, are senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's

261356.5
                                       -6-
        common stock, although the extent to which the risk is reduced depends in large measure upon a variety of factors, including the creditworthiness of the issuer and its overall capital structure.

        The Fund may purchase convertible securities or nonconvertible debt securities without limitation, except that no more than 35% of the Fund's total assets may be invested in convertible securities or nonconvertible debt securities having a rating lower than a Standard & Poor's Corporation ("S&P") rating of "CCC", a Moody's Investor Service, Inc. ("Moody's") rating of "Caa" or, if unrated, judged by the Adviser to be of comparable quality. However, as a matter of current operating policy, the Adviser and the Fund have agreed that the Fund will not invest more than 35% of the Fund's total assets in debt securities rated less than S&P's BBB or the equivalent by other major rating agencies or, if unrated, judged by the Adviser to be of comparable quality. These debt securities are predominantly speculative and involve major risk exposure to adverse conditions, and are often referred to in the financial press as "junk bonds." (See "Risks of Investing in Lower Rated Securities".)

        The ratings of Moody's and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for the Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund.

        Within the Fund's limitation on the purchase of lower-rated and unrated securities, the Fund may invest up to 5% of its total assets in securities of issuers in default.

        Warrants and Rights. The Fund may invest up to 5% of its net assets in warrants or rights (other than those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if the equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. It is the current intention of the Fund not to invest more than 2% of its net assets in warrants or rights that are not listed on the New York or American Stock Exchange, although the Board of Directors in the future may permit up to 5% of the Fund's net assets to be invested in such unlisted warrants and rights.

        Foreign Securities. The Fund may invest up to 25% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Fund to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies. In addition, less information may be available about foreign companies than about domestic companies, and foreign companies and foreign governments generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Foreign securities and their markets may not be as liquid as United States securities and their markets. Securities of some foreign companies may involve greater market risk than securities of United States companies. Investment in foreign securities may result in higher expenses than investing in domestic securities because of the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on United States exchanges, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Investment in foreign securities also may be subject to local economic or political risks, including instability of some foreign governments, the possibility of currency blockage or the imposition of withholding taxes on dividend or interest

261356.5
                                       -7-
        payments, and the potential for expropriation, nationalization or confiscatory taxation and limitations on the use or removal of funds or other assets.

        Among the foreign securities in which the Fund may invest are those issued by companies located in developing countries, which are countries in the initial stages of their industrialization cycles. Investing in the equity and debt markets of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors. The Fund may also invest in debt securities of foreign governments.

        The Fund may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 25% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

        Short-Term Investments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments such as obligations of the U.S. Government and its agencies and instrumentalities, high quality commercial paper (rated "A-1" or better by S&P or "P-1" or better by Moody's) and bank certificates of deposit and time deposits, and may engage in repurchase agreement transactions with respect to those instruments.

        In addition, the Fund may invest in money market mutual funds not affiliated with the Fund, Lehman Brothers or Gabelli & Company. The investment policy with respect to investment companies generally is set forth below under "Other Investment Companies."

        Other Investment Companies. The Fund reserves the right to invest up to 10% of its total assets in the securities of money market mutual funds, which are open-end investment companies, and closed-end investment companies, including small business investment companies, none of which are affiliated with the Fund, Lehman Brothers or Gabelli & Company. Not more than 5% of the Fund's total assets may be invested in the securities of any one investment company and the Fund may not own more than 3% of the securities of any investment company.

        Investment in Small, Unseasoned Companies and Other Illiquid Securities. The Fund may invest up to 5% of its net assets in small, less well-known companies which (including predecessors) have operated less than three years. The securities of these kinds of companies may have limited liquidity.

        The Fund will not, in the aggregate, invest more than 10% of its net assets in small, unseasoned companies, securities that are restricted for public sale, securities for which market quotations are not readily available, repurchase agreements maturing or terminable in more than seven days and all other illiquid securities. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("Rule 144A") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Directors will monitor their liquidity.


261356.5
                                       -8-

        Borrowing. The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, that would otherwise require the untimely disposition of the Fund's portfolio securities. Borrowing for any purpose, including redemptions, may not, in the aggregate, exceed 15% of the value of the Fund's total assets, and borrowing for purposes other than meeting redemptions may not excess 5% of the value of the Fund's total assets, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets at the time borrowing is made. The Fund will not borrow (leverage) to make additional investment when any borrowing remains unpaid. The Fund will not mortgage, pledge or hypothecate any of its assets except that, in connection with the borrowings described above, not more than 20% of the total assets of the Fund may be used as collateral.

        Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York and member banks of the Federal Reserve System that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. Repurchase agreements are generally for one business day and generally will not have a duration of longer than one week. The SEC has taken the position that, in economic reality, a repurchase agreement is a loan by the Fund to the other party to the transaction secured by securities transferred to the Fund. The resale price generally exceeds the purchase price by an amount which reflects an agreed upon market interest rate for the term of the repurchase agreement. The primary risk is that, if the seller defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price. The Board of Directors will monitor the creditworthiness of the other parties to the repurchase agreements.

        The Fund may not enter into repurchase agreements which would cause more than 5% of the value of its total assets to be so invested. This percentage limitation does not apply to repurchase agreements involving U.S. Government obligations, or obligations of its agencies or instrumentalities, for a period of a week or less. The terms of each of the Fund's repurchase agreements will always be less than one year and the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with all other illiquid securities in the Fund's portfolio, more than 10% of its net assets would be so invested.

        Short Sales Against the Box. The Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the Securities sold or receive the proceeds from the sale. The Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for the sales.

        The Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or security convertible into, or exchangeable for, the security, or when the Fund does not want to sell the security it owns, because, among other things, it wishes to defer recognition of gain or loss for U.S. Federal income tax purposes.


261356.5
                                       -9-

        Options. The Fund may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. The Fund may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets; or invest up to 10% of its total assets in the purchase of put options on common stocks that the Fund owns or may acquire through the conversion or exchange of other securities that it owns. The Fund may only buy options that are listed on a national securities exchange.

        A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

        A put option is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

        If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

        An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

        The Fund may write put and call options on stock indexes for the purpose of increasing its gross income and to protect its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Fund may purchase the put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risks of missing a market or industry segment advance. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Fund, the Fund recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Fund is exercised by the holder. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

        When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase of securities. Such transactions may include purchase on a

261356.5
                                      -10-

        "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization of debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuations, and no interest or dividends accrue to the Fund prior to the settlement date.

        Lending of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. This practice is expected to help the Fund generate revenue to defray certain operating expenses. Loans by the Fund, if and when made, (1) will be collateralized in accordance with applicable regulatory requirements and
        (2) will be limited so that the value of all loaned securities does not exceed 33% of the value of the Fund's total assets. The current intention of the Fund, however, is to limit the value of all loaned securities to no more than 5% of the Fund's total assets. Under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund could suffer a loss.

        Futures Contracts and Options on Futures. Depending upon market conditions prevailing at such time and its perceived investment needs, the Fund may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments, if any, may be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities and the aggregate initial margins and premiums thereon would not constitute more than 5% of the Fund's total assets.

        Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contacts or options on futures can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

        Net Asset Value of the Fund Shares. The Fund's net asset value per share is calculated on each day, Monday through Friday, except days on which the New York Stock Exchange ("NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

        The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, currently 4:00 P.M., New York time, and is computed by dividing the value of the Fund's net assets by the total number of its shares outstanding. The Fund uses market quotations in valuing its portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Fund's Board of Directors determines the amortized cost reflects fair value of these investments.


        The Fund's Investment Manager. Gabelli Funds, Inc. was organized in 1980 and serves as investment adviser to the Fund. Gabelli Funds, Inc. also serves as the investment adviser to The Gabelli ABC Fund, The Gabelli Small Cap Growth Fund, The Gabelli Equity Income Fund, The


261356.5
                                      -11-

        Gabelli Growth Fund, The Gabelli Asset Fund, The Gabelli Global Telecommunications Fund, The Gabelli Global Interactive Couch Potato(R) Fund, The Gabelli Global Convertible Securities Fund, The Gabelli U.S. Treasury Money Market Fund, Gabelli Gold Fund, Inc., Gabelli Capital Asset Fund and Gabelli International Growth Fund, Inc. which are open-end investment companies; and The Gabelli Equity Trust Inc., The Gabelli Convertible Securities Fund, Inc. and The Gabelli Global Multimedia Trust Inc., which are closed-end investment companies; having aggregate assets as of March 31, 1998, in excess of $6.6 billion. Gabelli Advisers, Inc., an affiliate of the Adviser, manages the Gabelli Westwood Funds with aggregate assets under management of approximately $348 million as of March 31, 1998. Gabelli Fixed Income LLC is an affiliated Investment Adviser to The Treasurer's Fund, Inc. and separate accounts and as of March 31, 1998 had aggregate assets under management of $1.2 billion. GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had aggregate assets in excess of $7.2 billion under its management as of March 31, 1998. The current business address of the Adviser is One Corporate Center, Rye, New York, 10580-1434.


        The Adviser and its affiliates act as investment advisers to the other clients that may invest in the same securities. As a result, clients of the Adviser and its affiliates hold substantial positions in the same issuers of securities. If a substantial position in an issuer is held, liquidity and concentration considerations may limit the ability of the Adviser to add to the position on behalf of the Fund or other clients or to readily dispose of the position. Although the availability at acceptable prices of such securities may from time to time be limited, it is the policy of the Adviser and its affiliates to allocate purchases and sales of such securities in a manner believed by the Adviser to be equitable to all clients, including the Fund. The Adviser may on occasion give advice or take action with respect to other clients from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

        Mr. Mario J. Gabelli, Chairman of the Board, Chief Executive Officer and Chief Investment Officer of the Adviser and Chairman of the Board, President and Chief Investment Officer of the Fund, is responsible for managing the day-to-day investment operations of the Fund, including the making of investment decisions. Mr. Gabelli also acts as Chairman of the Board and Chief Executive Officer of GAMCO and is an officer or director of various other companies owned or controlled by the Adviser. Accounts under the management of the Adviser and GAMCO will tend, subject to differences in investment objectives and authorized investment practices, to hold many of the same securities because all the accounts are under the overall direction of Mr. Gabelli. In addition to his positions with the Adviser and its subsidiaries, Mr. Gabelli serves as an officer and/or director of various other companies. Owing to the diverse nature of Mr. Gabelli's responsibilities with respect to the Adviser, its subsidiaries and other companies with which he is affiliated, he will devote less than substantially all of his time to the Fund, although this is not expected to affect adversely the operations or management of the Fund. There is no contract of employment between Mr. Gabelli and the Adviser or any of its subsidiaries and there can be no assurance that a suitable replacement could be found for him in the event of his death, disability or resignation.

        As compensation for its services and the related expenses borne by the Adviser, the Adviser is paid a fee, computed and payable monthly, equal, on an annual basis, to 1.00% of the value of the Fund's average daily net assets, which is higher than that paid by most mutual funds. By its agreement with the Fund, the Adviser has undertaken certain expense reimbursement obligations.

261356.5
                                      -12-

        The Fund's Plan of Distribution. Pursuant to a Distribution Plan (the "Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund will make monthly payments to registered broker-dealers, including the underwriters, who enter into agreements with the Fund (each, a "Designated Dealer") calculated at the annual rate of 0.25% of the value of the average daily net assets of the Fund attributable to outstanding shares of the Fund sold by the Designated Dealer (including additional shares acquired by reinvestment of dividends). Gabelli & Company also will be reimbursed annually by other Designated Dealers (pro rata based on the amounts paid to such Designated Dealers under the Plan) for out-of-pocket distribution expenses incurred in respect of the Fund in an amount equal to the excess, if any, of (i) $150,000 over (ii) the amounts otherwise paid to Gabelli & Company as a Designated Dealer during such year. Such reimbursements, however, will not increase the amounts payable under the Plan by the Fund to Gabelli & Company or other Designated Dealers. Gabelli & Company may in turn enter into selling agreements with Soliciting Broker-Dealers whereby all or a portion of the monthly payments paid by Gabelli & Company pursuant to the Plan will be paid by Gabelli & Company to a Soliciting Broker-Dealer for activities intended to result in the distribution of Fund shares.

        Payments under the Plan are not tied exclusively to the distribution expenses actually incurred by Designated Dealers and such payments may exceed their distribution expenses. Expenses incurred in connection with the offering and sale of shares may include, but are not limited to, payments to the Designated Dealer's (or its affiliates') sales personnel for selling shares of the Fund; costs of printing and distributing the other Designated Dealer branch office distribution-related expenses; payments to and expenses of persons who provide support services in connection with the distribution of shares of the Fund; and financing costs on the amount of the foregoing expenses.

        The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Designated Dealers in the current year and in prior years and amounts received under the Plan.

        The Sponsor will not receive any Rule 12b-1 fees from the Fund. Any Rule 12b-1 fees paid by the Fund's distributor to the Trustee for performing servicing functions with respect to the Fund Shares will be used to reduce directly the expenses and fees otherwise payable by the Trust to the Trustee. There can be no assurance that the Trustee will receive any Rule 12b-1 fees in the future.

           PORTFOLIO. The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) and Additional Securities deposited upon the creation of additional Units as set forth above and Substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the disposition of Securities. Because certain of the Securities and Additional Securities from time to time may be sold under certain circumstances, as described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition. The Trustee has not participated and will not participate in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

           Some of the Securities are publicly traded in the over-the-counter market. The contracts to purchase Securities deposited in the Trust are expected to settle in five business days, in the ordinary manner for such Securities.


261356.5
                                      -13-

           SUBSTITUTION OF SECURITIES. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust.

           The Substitute Securities must be purchased within 20 days after the sale of the portfolio Security or delivery of the notice of the failed contract. Where the Sponsor purchases Substitute Securities in order to replace Failed Securities, the purchase price may not exceed the purchase price of the Failed Securities and the Substitute Securities must be substantially similar to the Securities originally contracted for and not delivered.

           Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Certificateholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Distribution Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security plus accrued interest, if any.

           In the event no reinvestment is made, the proceeds of the sale of Securities will be distributed to Certificateholders as set forth under "Rights of Certificateholders--Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Certificateholders of the Trust, and distribute the principal and accrued interest attributable to such Failed Securities on the next Distribution Date.


                                  RISK FACTORS

           FIXED PORTFOLIO. The value of the Units fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a "managed registered investment company" and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Additionally, the Trust will not elect to reinvest any distributions it is entitled to as a result of its ownership of shares on the Fund. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. However, the Sponsor may direct the disposition by the Trustee of Securities upon the occurrence of certain events. (See "Trust Administration--Portfolio Supervision" below.)

           FUND SHARES AND TREASURY OBLIGATIONS. The Sponsor has taken steps to ensure that an investment in Fund Shares is equitable to all parties and particularly that the interest of the Certificateholders are protected. Accordingly, any sales charges which would otherwise be applicable is waived on Fund Shares sold to the Trust, since the Sponsor is receiving the sales charge on all Units sold. In addition, the Trust Agreement requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

           The Fund's shares may appreciate or depreciate in value (or pay dividends) depending on the full range or economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in anticipating or taking advantage or such opportunities as may occur. In addition, in the event of the inability of the Fund's Adviser to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund prior to the Termination Date of the Trust may result in the termination

261356.5
                                      -14-
of the Trust sooner than anticipated. Prior to a purchase of Units, investors should determine that the aforementioned risks are consistent with their investment objectives.

           The net asset value of the Fund's shares, like the value of the Treasury Obligations, fluctuates over the life of the Trust and may be more or less than the price paid therefor by the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of equity securities since the Portfolio of the Fund is invested in equity securities which the Fund's Adviser believes are undervalued and that by virtue of anticipated developments or catalysts particularly applicable to such companies may, in the Adviser's judgment, achieve significant appreciation. However, the Sponsor believes that, upon termination of the Trust or the mandatory termination date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $15.00 per Unit. Part of such cash will, however, represent an amount of taxable original issue discount of the Treasury Obligations which was previously accrued and included in the income of the Certificateholders.

           A CERTIFICATEHOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST THAT ARE LESS THAN THE AMOUNT PAID FOR SUCH UNIT.

           Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemption of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net aggregate value of the Trust is less than 40% of the aggregate value of the Securities calculated immediately after the most recent deposit of Securities in the Trust. Early termination of the Trust may have important consequences to the Certificateholder, e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less than anticipated and may result in a loss to a Certificateholder.

           In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds thereof distributed to the Certificateholders in proportion to their respective interests therein, unless a Certificateholder elects to receive Fund Shares "in kind." (See "Trust Administration - Trust Termination.") Proceeds from the sale of the Treasury Obligations will be paid in cash.

           In the event of a notice that any Treasury Obligation will not be delivered ("Failed Treasury Obligations"), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other Treasury Obligations ("Replacement Treasury Obligations") within a period ending on the earlier of the first distribution of cash to the Trust Certificateholder or 90 days after the Date of Deposit. The cost of the Replacement Treasury Obligations may not exceed the cost of the Treasury Obligations which they replace. Any Replacement Treasury Obligation deposited in the Trust will be substantially identical to every Treasury Obligation then in the Trust. Whenever a Replacement Treasury Obligation has been acquired for the Trust, the Trustee shall, within 5 days thereafter, notify Certificateholders of the acquisition of the Replacement Treasury Obligation.

           In the event a contract to purchase Securities fails and Replacement Treasury Obligations are not acquired, the Trustee will distribute to Certificateholders the funds attributable to the failed contract. The Sponsor will, in such case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Treasury Obligations, the remaining money will be distributed to Certificateholders.


261356.5
                                      -15-

           The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Certificateholder's investment but may dispose of Securities only under limited circumstances.

           To the best of the Sponsor's knowledge there was no litigation pending as of the initial Date of Deposit in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the initial Date of Deposit, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

           Investors should consult with their own financial advisers prior to investing in the Trust to determine its suitability. (See "Trust Administration--Portfolio Supervision.") all the Securities in the Trust are liquidated during a 60 day period prior to the termination of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination, the amount realized upon the sale of the securities may not be the highest price attained by an individual Security during the life of the Trust.

           There is no assurance that any dividends will be declared or paid in the future on the Fund Shares. Investors should be aware that there is no assurance that the Trust's objectives will be achieved.

           RISKS OF INVESTING IN LOWER RATED SECURITIES. As a matter of current operating policy, the Fund will not invest more than 35% of its total assets in lower rated securities (Baa by Moody's or BBB by S&P) and comparable unrated securities (collectively commonly known as "junk bonds"). No minimum rating standard is required by the Fund. These lower rated securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated securities generally tend to reflect economic changes (and the outlook for economic growth) short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than during times of adverse publicity to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules require that savings and loan associations gradually reduce their holdings of securities. An effect of such legislation may be to depress the prices of outstanding lower rated securities. In addition, investment in these lower rated securities may involve greater liquidity and valuation risks than those for investment grade securities. To the extent there is no established secondary market for these securities, there could be thin trading of such securities which could adversely impact the Board of Directors' ability to accurately value such securities and the Fund's assets. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the judgment of the Fund's Adviser may at times play a greater role in valuing these securities than in the case of investment grade securities, and it also may be more difficult during times of certain adverse market conditions to dispose of these lower rated securities to meet redemption requests or to respond to changes in the market.


           YEAR 2000 ISSUE. Many existing computer programs use only two digits to identify a year in the date field and were designed and developed without considering the impact of the upcoming change in the century. Therefore, for example, the year "2000" would be incorrectly identified as the year "1900." If not corrected, many computers applications could fail or create erroneous results by or at the Year 2000, requiring


261356.5
                                      -16-
substantial resources to remedy. The Sponsor and Trustee believe that the "Year 2000" problem is material to their business and operations and could have a material adverse effect on the Sponsor's and the Trustee's results of operations and, in turn, cash available for distribution by the Trustee. Although the Sponsor and the Trustee are addressing the problem with respect to their business operations, there can be no assurance that the "Year 2000" problem will be properly or timely resolved. The "Year 2000" problem may also adversely affect issuers of the Securities contained in the Trust to varying degrees based upon various factors. The Sponsor is unable to predict what effect, if any, the "Year 2000" problem will have on such issuers.


                                 PUBLIC OFFERING

           OFFERING PRICE. The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of 5.2% of the Public Offering Price per 100 Units (excluding any transaction fees) or 5.485% of the net amount invested in Securities per 100 Units. In addition, the net amount invested in Securities involves a proportionate share of amounts in the Income Account and Principal Account, if any. The Public Offering Price can vary on a daily basis from the amount stated on the cover of this Prospectus in accordance with fluctuations in the market value of the Securities and the price to be paid by each investor will be computed as of the date the Units are purchased.

           The aggregate value of the Securities is determined in good faith by the Evaluator on each "Business Day" as defined in the Trust Agreement in the following manner: during the initial offering period on the basis of the net asset value of the Fund Shares and the offering side evaluation of the Treasury Obligations and following the initial offering period on the basis of the net asset value of the Fund Shares and the bid side evaluation of the Treasury Obligations. The evaluation generally shall be based on the closing purchase price in the over-the-counter market (unless the Evaluator deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase prices, then the Evaluator may ascertain the values of the Treasury Obligations using any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current offering prices for the Treasury Obligations as obtained from investment dealers or brokers who customarily deal in securities comparable to those held in the Trust, (b) if offering prices are not available for the Treasury Obligations, on the basis of current offering prices for comparable securities, (c) by appraising the value of the Treasury Obligations on the offering side of the market or by such other appraisal deemed appropriate by the Evaluator or (d) by any combination of the above, each as of the Evaluation Time.

           The method used for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to the Trust's Termination Date. The table below sets forth the various sales charges based on the number of years remaining to the Trust's Termination Date.


                                                As Percent of Public
Years to Termination                               Offering Price

less than 6 months                                       0%
6 months to 1 year                                     2.95%
over 1 yr. to 2 yrs.                                   3.45%
over 2 yrs. to 3 yrs.                                  3.90%
over 3 yrs. to 4 yrs.                                  4.50%
over 4 yrs.                                            4.90%


261356.5
                                      -17-

           VOLUME AND OTHER DISCOUNTS. Units of the Trust are available at a volume discount from the Public Offering Price during the initial public offering. This volume discount will result in a reduction of the sales charge applicable to such purchases. The amount of the volume discount and the approximate reduced sales charge on the Public Offering Price applicable to such purchases are as follows:


                                                             Approximate
                                                            Reduced Sales
Number of Units                                                Charge
5,000 but less than 10,000                                     2.70%
10,000 but less than 25,000                                    2.45%
25,000 but less than 50,000                                    2.20%
50,000 but less than 100,000                                   2.00%
100,000 or more                                                1.75%


           These discounts will apply to all purchases of Units by the same purchaser during the initial public offering period. Units purchased by the same purchasers in separate transactions during the initial public offering period will be aggregated for purposes of determining if such purchaser is entitled to a discount provided that such purchaser must own at least the required number of Units at the time such determination is made. Units held in the name of the spouse of the purchaser or in the name of the child of the purchaser under 21 years of age are deemed for the purposes hereof to be registered in the name of the purchaser. The discount is also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

           Employees (and their immediate families) of Reich & Tang Distributors, Inc. (and its affiliates), Gabelli Funds, Inc., and of any underwriter of the Trust may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the then market value of the underlying securities in the Trust during the initial offering period, divided by the number of Units outstanding plus a reduced sales charge of up to a maximum of 1.7% per Unit. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

           DISTRIBUTION OF UNITS. During the initial offering period (i) Units issued on the initial Date of Deposit and (ii) additional Units issued after such date in respect of deposits of Additional Securities, will be distributed by the Sponsor, the underwriters and dealers at the Public Offering Price. The initial offering period in each case is thirty days unless extended by the Sponsor for Units specified in (i) and (ii) in the preceding sentence. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass- Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

           The Sponsor presently maintains and intends to continue to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 3% per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 100,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be

261356.5
                                      -18-
disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. In addition, any dealer, underwriter or firm who purchase Units on the initial Date of Deposit are paid an additional concession of $1.00 per 100 Units purchased that day. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

           Underwriters and broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their registered representatives who have sold a minimum of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of underwriters, brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such underwriters, brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales program sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying underwriters, brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets and not out of the assets of the Trust. These programs will not change the price Certificateholders pay for their Units or the amount that the Trust will receive from the Units sold.


           SPONSOR'S AND UNDERWRITERS' PROFITS. The Sponsor and the Underwriters receive a gross underwriting commission equal to 5.2% of the Public Offering Price per 100 Units (equivalent to 5.485% of the net amount invested in the Securities). Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (See "Portfolio.") The Sponsor or any Underwriter may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member.


           The Sponsor may have participated as an underwriter or manager, co-manager or member of underwriting syndicates from which some of the aggregate principal amount of the Securities were acquired for the Trust. All or a portion of the Securities deposited in the Trust may have been acquired through the Sponsor.

           During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the underwriting syndicate may also realize profits or sustain losses as a result of fluctuations after the initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor and the Underwriters for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

           Upon termination of the Trust, the Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust.

           In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.



261356.5
                                      -19-

                          RIGHTS OF CERTIFICATEHOLDERS

           CERTIFICATES. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates are issued in denominations of one hundred or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

           DISTRIBUTIONS. Dividends and interest received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.

           Distributions to each Certificateholder from the Income Account are computed as of the close of business on the Record Date for the Distribution Date. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) will be computed as of the Record Date, and will be made to the Certificateholders of the Trust on or shortly after the Distribution Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Distribution Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the next Distribution Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the Distribution Date following the first Record Date on which they are a Certificateholder of record.

           As of each Record Date, the Trustee deducts from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

           The dividend distribution per 100 Units cannot be estimated and will change and may be reduced as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

           RECORDS. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expense of the Trust, amounts paid for purchases of Substitute Securities and redemptions of

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                                      -20-

Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year;
(d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

           The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Securities in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS


           The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units by U.S. citizens and residents and corporations organized in the United States. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code. Certificateholders should consult their tax advisers in determining the Federal, state, local, and any other tax consequences of the purchase, ownership and disposition of Units.

           In rendering the opinion set forth below, Battle Fowler LLP, has examined the Trust Agreement, the final form of Prospectus dated the date hereof and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein. In the Opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

                     1. The Trust will be classified as a grantor trust for
            Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of the Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Certificateholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Certificateholders in the manner set forth below.

                     2. The Trust is not subject to the New York Franchise Tax
            on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                     3. During the 90-day period subsequent to the initial
            issuance date, the Sponsor reserves the right to deposit Additional Securities that are substantially similar to those establishing the Trust. This retained right falls within the guidelines promulgated by the IRS and should not affect the taxable status of the Trust.

           A taxable event will generally occur with respect to each Certificateholder when the Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by such


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




Certificateholder. The price a Certificateholder pays for its Units, including sales charges, is allocated among its pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Certificateholder purchases its Units) in order to determine its initial cost for its pro rata portion of each Security held by the Trust.

           The Trust will contain Treasury Obligations originally issued at a discount. In general, original issue discount is the difference between the price at which a security was issued and its stated redemption price at maturity. In the case of a Treasury Obligation issued after July 2, 1982, original issue discount is deemed to accrue on a constant interest method that corresponds in general to the economic accrual of interest (adjusted, in the case of a holder that did not purchase the security on its original issuance, to eliminate any premiums paid for the Treasury Obligation over the sum of the issue price and the accrued original issue discount).

           Each Certificateholder will be required to include in its gross income, original issue discount with respect to its interest in a Treasury Obligation held by the Trust at the same time and in the same manner as though the Certificateholder was the direct holder of such interest. The tax basis of a Certificateholder with respect to its interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in the Certificateholder's gross income as determined for Federal income tax purposes.

           The amount of gain recognized by a Certificateholder on a disposition of a Treasury Obligation by the Trust will be equal to the difference between such Certificateholder's pro rata portion of the gross proceeds realized by the Trust on the disposition and the Certificateholder's tax basis in its pro rata portion of the Treasury Obligation disposed of. Any gain recognized on a sale or exchange of a Certificateholder's pro rata interest in a Treasury Obligation, and not constituting a realization of accrued market discount in the case of a Treasury Obligation purchased after April 30, 1993, will be capital gain. Gain realized on the disposition of the interest of a Certificateholder in a market discount Treasury Obligation is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Certificateholder has an interest in a market discount Treasury Obligation when the Certificateholder's tax cost for its pro rata interest in the Treasury Obligation is less than the stated redemption price thereof at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Treasury Obligation). If a Certificateholder has an interest in a market discount Treasury Obligation and has incurred debt to acquire Units, the deductibility of a portion of the interest incurred on such debt may be deferred.

           The Trust will also own shares in the Fund, an entity that has elected and qualified to be treated as a regulated investment company. If the Fund distributes 90% or more of its investment company taxable income and its net capital gains to its shareholders, it will not be subject to Federal income tax on the amounts so distributed. Moreover, if the Fund distributes at least 98% of its ordinary income and its capital gain net income for the taxable year it will not be subject to the 4% excise tax on certain undistributed income of regulated investment companies. Distributions by the Fund of its investment company taxable income to its shareholders will be taxable as ordinary income to such shareholders. Distributions of the Fund's net capital gain, which are designated as capital gain dividends by the Fund, will be taxable to its shareholders as long-term capital gain, regardless of the length of time the shareholders have held their investment in the Fund.

           A Certificateholder's portion of gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by the Trust that is not attributable to accrued market discount will generally be considered a capital gain and will be long-term if the Certificateholder has held its Units (and the Trust has held the Securities) for more than one year. Capital gains realized by corporations are generally taxed at the same rate as ordinary income but non-corporate Certificateholders who have a holding period of more than 12 months realize long-term capital gain and may be subject to a reduced rate of 20%, rather than the "regular" maximum tax rate of 39.6%. Tax rates may increase prior to the time when Certificateholders may realize gains from the sale, exchange or redemption of the Units or Securities.


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                                      -22-

           Certificateholders will be subject to tax on their shares of dividends or capital gains with respect to Securities held by the Trust whether those amounts are received in cash or reinvested pursuant to the Total Reinvestment Plan.

           A Certificateholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss and will be long-term if the Certificateholder has held his Units (and the Trust has held the Securities) for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 ($1,500 in the case of married individuals filing separate returns) of capital losses recognized by non-corporate Certificateholders may be deducted against ordinary income.

           A Certificateholder that itemizes its deductions may also deduct its pro rata share of the fees and expenses of the Trust, but only to the extent that such amounts, together with the Certificateholder's other miscellaneous itemized deductions, exceed 2% of its adjusted gross income. The deduction of fees and expenses may also be limited by Section 68 of the Code, which reduces the amount of itemized deductions that are allowed for individuals with incomes in excess of certain thresholds.

           After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the income received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.

           A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Certificateholder's pro rata portion of dividends taxable as ordinary income received by the Trust from the Fund and derived by the Fund from domestic corporations or from qualifying foreign corporations. However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code) during the 90-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend. Moreover, the allowable percentage of the deduction will be reduced if a corporate Certificateholder owns Units the financing of which is directly attributable to indebtedness incurred by such corporation. The dividends received deduction is currently 70%. Congress from time to time considers proposals to reduce this percentage.

           As discussed in the section "Trust Termination," each Certificateholder may have three options in receiving their termination distributions, which are (i) to receive their pro rata share of the underlying Fund Shares in kind, and the maturity value of the Treasury Obligations in cash, if the Certificateholder owns at least 2,500 Units, (ii) to receive cash upon liquidation of their pro rata share of the underlying Securities, or (iii) to invest the amount of cash they would receive upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered).

           A Certificateholder that chooses option (i) should be treated as merely exchanging its undivided pro rata ownership of Fund Shares held by the Trust for sole ownership of a proportionate share of Fund Shares and therefore the transaction should be tax free to the extent the Fund Shares are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Certificateholder is exchanging its undivided interest in all of the Trust's Fund Shares for its proportionate number of shares of the underlying Fund Shares. In either instance, the transaction should result in a non-taxable event for the Certificateholder to the extent Fund Shares are received. However, there is no specific authority addressing the income tax consequences of an in-kind distribution from a grantor trust.


261356.5
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



           Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on unrelated business taxable income. Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

           Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."


           Prospective investors are urged to consult their own tax advisers concerning Federal, state, local and any other tax consequences of purchase, ownership and disposition of Units prior to investing in the Trust.



                                   LIQUIDITY

           SPONSOR REPURCHASE. The Sponsor, although not obligated to do so, presently maintains and intends to continue to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price will be based on the aggregate value of the Securities in the Trust portfolio and will be the same as the redemption price. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption." The Sponsor does not guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form, i.e., properly endorsed, by Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

           Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 4.9% sales charge (or 5.152% of the net amount invested) plus a pro rata portion of amounts, if any, in the Income Account. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

           The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be

261356.5
                                      -24-
made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender. Notwithstanding the foregoing, the Sponsor undertakes to maintain the secondary market during the initial public offering period.

           TRUSTEE REDEMPTION. Units may also be tendered to the Trustee for redemption at its corporate trust office at 4 New York Plaza, New York, New York 10004, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes, other than the income taxes discussed above, related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

           Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

           Within three business days following a tender for redemption, the Certificateholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

           A Certificateholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship between the Treasury Obligations and Fund Shares. Treasury Obligations will not be sold, however, to the extent that the aggregate maturity value per Unit of the Treasury Obligations remaining after such sale would be less than the aggregate maturity value per Unit of the Treasury Obligations as of the initial Date of Deposit.

           The Redemption Price per Unit is the pro rata share of the Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Evaluator, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Securities in the Trust in the following manner: the net asset value of the Fund Shares and the bid side evaluation of the Treasury Obligations. The evaluation shall generally be based on the closing purchase price in the over-the-counter market (unless the Evaluator deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase price, then the Evaluator may ascertain the values of the Treasury Obligations using any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of the current bid prices for the Treasury Obligations as obtained from investment

261356.5
                                      -25-
dealers or brokers who customarily deal in securities comparable to those held in the Trust, (b) if bid prices are not available for the Treasury Obligations, on the basis of current bid prices for comparable securities, (c) by appraising the value of the Treasury Obligations on the bid side of the market or (d) by any combination of the above.

           The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

           The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

           A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                             TOTAL REINVESTMENT PLAN

           Distributions of dividend income and capital gain, if any, from the Trust are made to Certificateholders annually. The Certificateholder has the option, however, of either receiving his distribution check, together with any other payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of the Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Treasurer's Fund"). Participation in the reinvestment option is conditioned on the Treasurer's Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. For income tax purposes, however, Certificateholders who participate in the Total Reinvestment Plan are taxed in the same manner as those Certificateholders who do not participate in the plan.

           Upon enrollment in the reinvestment option, the Trustee will direct dividend and/or other distributions, if any, to the Treasurer's Fund. The Treasurer's Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in short term U.S. Treasury Obligations which have effective maturities of 397 days or less. For more complete information concerning the Treasurer's Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of the Prospectus. The prospectus for the Treasurer's Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Treasurer's Fund carefully before deciding to participate.


                              TRUST ADMINISTRATION

           PORTFOLIO SUPERVISION. The Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of the Trust,

261356.5
                                      -26-
however, is not managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the Portfolio. However, the Sponsor may direct the disposition of Securities upon the occurrence of certain events including: (1) default in payment of amounts due on any of the Securities; (2) institution of certain legal proceedings; (3) default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected; or (4) decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or Certificateholders. Because certain of the Securities and Additional Securities may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units. (See "Liquidity--Trustee Redemption.")

           If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trust Agreement provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

           The Trust Agreement provides that it is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer failed to declare or pay, or the Sponsor anticipates such issuer will fail to declare or pay, anticipated dividends with respect thereto.

           The Trust Agreement also authorizes the Sponsor to increase the size and number of Units of the Trust by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the corresponding number of additional Units within 90 days subsequent to the initial Date of Deposit, provided that the original proportionate relationship between the Fund Shares and Treasury Obligations established on the initial Date of Deposit is maintained to the extent practicable. Deposits of Additional Securities in the Trust subsequent to the initial Date of Deposit must replicate exactly the proportionate relationship between the Fund Shares and Treasury Obligations in the Trust portfolio at the end of the initial 90-day period.

           With respect to deposits of Additional Securities (or cash or a letter of credit with instructions to purchase Additional Securities), in connection with creating additional Units of the Trust, the Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may
(1) deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (2) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.

           TRUST AGREEMENT AND AMENDMENT. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.


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                                      -27-

           The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 662/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

           TRUST TERMINATION. The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Such notice will provide Certificateholders with three options by which to receive their pro rata share of the net asset value of the Trust.

                     1. A Certificateholder who owns at least 2,500 units and who so elects by notifying the Trustee prior to the commencement of the Liquidation Period by returning a properly completed election request (to be supplied to Certificateholders at least 20 days prior to such date) (see Part A ---"Summary of Essential Information" for the date of the commencement of the Liquidation Period) will have his Units redeemed on commencement of the Liquidation Period by distribution of the Certificateholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by Fund Shares and the balance in cash to the extent represented by Treasury Obligations, within 7 calendar days next following the commencement of the Liquidation Period. Certificateholders subsequently selling such distributed Fund Shares will incur brokerage costs when disposing of such Fund Shares. An election of this option will not prevent the Certificateholder from recognizing taxable gain or loss as a result of the liquidation of the Treasury Obligations. Certificateholders should consult their own tax advisers in this regard.

           A Certificateholder may also elect prior to the Mandatory Termination Date by so specifying in a properly completed election request, the following two options with regard to the termination distribution of such Certificateholder's interest in the Trust as set forth below:

                     2. to receive in cash such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities over a period not to exceed 60 days immediately following the commencement of the Liquidation Period. The Certificateholder's Redemption Price per Unit on the settlement date of the last trade of a Security in the Trust will be distributed to such Certificateholder within 7 days of the settlement of the trade of the last Security to be sold; and/or

                     3. to invest such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over a period not to exceed 60 days immediately following the commencement of the Liquidation Period, in

261356.5
                                      -28-
                     units of a subsequent series of Equity Securities Trust, Signature Series (the "New Series"). The Units of a New Series will be purchased by the Certificateholder within 7 days of the settlement of the trade for the last Security to be sold. Such purchaser will be entitled to a reduced sales load of approximately 2.5% of the Public Offering Price upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option does not constitute a solicitation of an offer to purchase units of a New Series or any other security. A Certificateholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Certificateholder of Units of a New Series such Certificateholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities. An election of this option will not prevent the Certificateholder from recognizing taxable gain or loss (except in the case of a loss, if and to the extent the New Series is treated as substantially identical to the Trust) as a result of the liquidation, even though no cash will be distributed to pay any taxes. A Certificateholder's tax basis for the Units acquired pursuant to this option will generally be equal to the purchase price of those Units. Certificateholders should consult their own tax advisers in this regard.


           Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the 60 day period immediately following the commencement of the Liquidation Period. The Sponsor believes that the sale of underlying Securities over a 60 day period as described above is in the best interest of a Certificateholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than 60 days if, in the Sponsor's judgment, such sales are in the best interest of Certificateholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Certificateholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

           Certificateholders who do not make any election will be deemed to have elected to receive the Redemption Price per Unit in cash (option number 2).

           The Sponsor may for any reason, in its sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Certificateholder. If the Sponsor so decides, the Sponsor will notify the Trustee of that decision, and the Trustee will notify the Certificateholders before the Termination Date. All Certificateholders will then elect either option 1 or option 2.

           By electing to reinvest in the New Series, the Certificate holder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created following termination of the Trust; the Sponsor expects, however, that a similar reinvestment program will be offered with respect to all subsequent series of the Trust, thus giving Certificateholders a yearly opportunity to elect to "rollover" their termination distributions into a New Series. The availability of the reinvestment privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Certificateholder's election to participate in the reinvestment program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creation of a New Series.

           The Sponsor reserves the right to modify, suspend or terminate the reinvestment privilege at any time.

261356.5
                                      -29-

           THE SPONSOR. The Sponsor, Reich & Tang Distributors, Inc. ("Reich & Tang"), a Delaware corporation, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment advisor. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. The sole shareholder of the Sponsor, Reich & Tang Asset Management, Inc. ("RTAM Inc.") is wholly owned by NEIC Holdings, Inc. which, effective December 29, 1997, was wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Subsequently, on March 31, 1998, NEICOP changed its name to Nvest Companies, L.P. ("Nvest"). The general partners of Nvest are Nvest Corporation and Nvest, L.P. As of March 31, 1998, Metropolitan Life Insurance Company ("MetLife") owned approximately 47% of the partnership interests of Nvest. Nvest, with a principal place of business at 399 Boylston Street, Boston, MA 02116, is a holding company of firms engaged in the securities and investment advisory business. These affiliates in the aggregate are investment advisors or managers to over 80 registered investment companies. Reich & Tang is Sponsor (and Co-Sponsor, as the case may be) for numerous series of unit investment trusts, including New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series) and 5th Discount Series (and Subsequent Series), Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series) and Schwab Trusts.


           The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and their ability to carry out their contractual obligations. The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of their own willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

           The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor. If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor;
(b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any Successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

           THE TRUSTEE. The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (800) 428-8890. The Trustee is subject to the supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

           The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.


261356.5
                                      -30-

           For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

           The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

           Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

           THE EVALUATOR. The Evaluator is Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., with its main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a registered investment advisor and also provides financial information services.

           The value of the Securities in the Trust portfolio is determined in good faith by the Evaluator on the basis set forth under "Public Offering--Offering Price." The Sponsor, the Trustee and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Sponsor, the Trustee or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

           The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within the thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES

           At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee, initial fees and other out-of-pocket expenses.


261356.5
                                      -31-

           The Sponsor will not charge the Trust a fee for their services as such. (See "Sponsor's and Underwriters' Profits.")

           The Trustee receives, for its ordinary recurring services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. Such fee shall be reduced directly by any Rule 12b-1 fees paid by the Fund's distributor to the Trustee for performing servicing functions with respect to the Fund Shares. There can be no assurance that the Trustee will receive any Rule 12b-1 fees in the future. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

           For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the "Summary of Essential Information."

           The Trustee's fees and the Evaluator's fees applicable to a Trust are payable annually as of the Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

           The following additional charges are or may be incurred by the Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.

           The fees and expenses set forth herein are payable out of the Trust and when paid by or owing to the Trustee are secured by a lien on the Trust. If the cash dividend, capital gains distributions and Rule 12b-1 fees paid to the Trustee by the Fund's distributor are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Fund Shares would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses. If the cash dividends, capital gains distributions, Rule 12b-1 fees paid to the Trustee by the Fund's distributor and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust, the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.

           Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50(cent) per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.

261356.5
                                      -32-

                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

           Unitholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Unitholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

           Except for Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Unitholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange or Conversion Trust.

           In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Unitholders is subject to the following additional conditions (i) at the time of the Unitholder's election to participate in the Exchange Privilege or the Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unitholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Unitholder for exchange, or from units being redeemed for conversion, will be remitted to such Unitholder.

           The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Unitholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege or the Conversion Offer, provided that, no notice

261356.5
                                      -33-
need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Exchange Privilege or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Unitholders. Unitholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

           To exercise the Exchange Privilege, a Unitholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Unitholder is a resident, the Unitholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

           TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisers as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS

           LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Messrs. Battler Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Messrs. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.


           INDEPENDENT ACCOUNTANTS. The financial statements of the Trust for the year ended December 31, 1998, December 31, 1997 and December 31, 1996, included in Part A of this Prospectus have


261356.5
                                      -34-
been examined by PricewaterhouseCoopers LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing.

           LEGAL MATTERS. The Investment Company Act of 1940 (the "Act") limits the amounts that registered investment companies (such as the Trust) can own of other registered investment companies (such as the Fund). However, Section 12(d)(1)(E) of the Act would exempt the Trust from these limitations if the Fund is the only "investment security" held by the Trust. While the term "investment security" is not defined in Section 12(d) of the Act, it is defined in another section of the Act to exclude government securities (such as the Treasury Obligations) from its scope. Therefore, since the Trust only owns shares of the Fund and Treasury Obligations it complies with the exception of Section 12(d)(1)(E). Further, the Office of Chief Counsel of the Division of Investment Management of the Securities and Exchange Commission granted the Sponsor "no action" assurance on this issue.


                      DESCRIPTION OF CORPORATE BOND RATINGS
                         MOODY'S INVESTORS SERVICE, INC.

           Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


261356.5
                                      -35-

           Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

           C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

           Should no rating be assigned, the reason may be one of the following:

             1.    An application for rating was not received or accepted.

             2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

             3. There is a lack of essential data pertaining to the issue or issuer.

             4. The issue was privately based, in which case the rating is not published in Moody's Investors Service, Inc.'s publications.

           Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

           Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols, Aa-1, A-1, Baa-1, and B-1.


                          STANDARD & POOR'S CORPORATION

           AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("S&P"). Capacity to pay interest and repay principal is extremely strong.

           AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

           A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

           BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

           BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such

261356.5
                                      -36-
bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

           C1: The rating C1 is reserved for income bonds on which no interest is being paid.

           D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

           Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.


261356.5
                                      -37-

I am the owner of ____________ units of Equity Securities Trust, Series _____ I would like to learn more about The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio.

                                             Date             19
                                                  -----------,  --

-------------------------------------        ----------------------------------
       Registered Holder (Print)                 Registered Holder (Print)


------------------------------------         ----------------------------------
      Register Holder top Signature              Registered Holder Signature
                                             (Two signatures if joint tenancy)



My Brokerage Firm's Name
                         ------------------------------------------------------

Street Address
              -----------------------------------------------------------------

City, State, Zip Code
                     ----------------------------------------------------------

Broker's Name                                          Broker's No.
             ----------------------                                ------------



                                     MAIL TO


                           The Treasurer's Fund, Inc.
                           19 Old Kings Highway South
                         Darien, Connecticut 06820-4526


261356.5
                                      -38-



No person is authorized to give any information or to                                           EST EQUITY SECURITIES
make any representations not contained in Parts A                                                  TRUST SERIES 4
and B of the Prospectus;  and any information or
representation not contained herein must not be                                                GABELLI VALUE FUND AND
relied upon as having been authorized by the Trust,                                                U.S. TREASURIES
the Trustee or the Sponsor.  The Trust is registered
as a unit investment trust under the Investment                                                        EquiT's
Company Act of 1940.  Such registration does not
imply that the Trust or any of its Units have been
guaranteed, sponsored, recommended or approved by
the United States or any state or agency or officer
thereof.


                                                                                               (Unit Investment Trust)

                                                                                                     Prospectus
This Prospectus does not constitute an offer to sell,
or a solicitation of an offer to buy, securities in any                                        Dated:  April 30, 1999
state to any person to whom it is not lawful to make
such offer in such state.
                                                                                                      Sponsor:

                             Table of Contents                                             Reich & Tang Distributors, Inc.
                                                                                                  600 Fifth Avenue
Title                                                                 Page                      New York, N.Y.  10020
                                                                                                    212-830-5200
       PART A
Summary of Essential Information ......................................A-6
Portfolio..............................................................A-7
Audit and Financial Information........................................F-1                            Trustee:

       PART B                                                                                 The Chase Manhattan Bank
The Trust................................................................1                        4 New York Plaza
Risk Factors............................................................14                      New York, N.Y.  10003
Public Offering.........................................................17
Rights of Certificateholders............................................20
Tax Status..............................................................21
Liquidity...............................................................24                           Evaluator:
Total Reinvestment Plan.................................................26
Trust Administration....................................................26                  Kenny S&P Evaluation Services
Trust Expenses and Charges..............................................31                           65 Broadway
Exchange Privilege and Conversion Offer.................................33                      New York, N.Y.  10006
Other Matters...........................................................34
Description of Corporate Bond Ratings...................................35

   Parts A and B of this Prospectus do not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and the Investment Company Act of 1940, and to which reference is made.


261356.5

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
  Amendment to Form S-6 Registration Statement No. 33-51009, filed on April 29,
  1996).
The Prospectus consisting of    pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibit 99.3.1).

The following exhibits:

99.1.1     --     Reference Trust Agreement including certain amendments to the
                  Trust Indenture and Agreement (filed as Exhibit 99.1.1 to
                  Amendment No. 1 to Form S-6 Registration Statement No.
                  33-51009 of Equity Securities Trust, Series 4 on January 21,
                  1994 and incorporated herein by reference).

99.1.1.1   --     Form of Trust Indenture and Agreement (filed as Exhibit
                  99.1.1.1 to Amendment No. 1 to Form S-6 Registration Statement
                  No. 33-51009 on January 21, 1994 and incorporated herein by reference).

99.1.3.4   --     Certificate of Incorporation of Reich & Tang Distributors,
                  Inc. (filed as Exhibit 99.1.3.5 to Form S-6 Registration
                  Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).

99.1.3.5   --     By-Laws of Reich & Tang Distributors, Inc. (filed as Exhibit
                  99.1.3.6 to Form S-6 Registration Statement No. 333-44301 on
                  January 15, 1998 and incorporated herein by reference).

99.2.1     --     Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-51009 on January 21,
                  1994 and incorporated herein by reference).

99.3.1     --     Opinion of Battle Fowler LLP as to the legality of the
                  securities being registered, including their consent to the filing thereof and to the use of their name under the headings
                  "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust
                  (filed as Exhibit 99.3.1 to Amendment No. 1 to Form S-6
                  Registration Statement No. 33-51009 of Equity Securities
                  Trust, Series 4 on January 21, 1994 and incorporated herein by reference).

99.5.1     --     Consent of the Evaluator.

99.6.0     --     Powers of Attorney of Reich & Tang Distributors, Inc., by its
                  officers and a majority of its Directors (filed as Exhibit
                  99.6.0 to Form S-6 Registration Statement No. 333-44301 on
                  January 15, 1998 and incorporated herein by reference).





                                      II-1
264469.1

                                   SIGNATURES



            Pursuant to the requirements of the Securities Act of 1933, the registrant, Equity Securities Trust, Series 4, EquiT'S certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 1999.


                     EQUITY SECURITIES TRUST, SERIES 4, EquiT'S
                               (Registrant)

                     REICH & TANG DISTRIBUTORS, INC.
                               (Depositor)

                     By:       /s/PETER J. DeMARCO
                               --------------------------
                               Peter J. DeMarco
                               (Executive Vice President)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Reich & Tang Distributors, Inc., the Depositor, in the capacities and on the dates indicated.


Name                                      Title                                         Date


RICHARD E. SMITH, III                     President and Director                        )
PETER S. VOSS                             Director                                      )  April 19, 1999
G. NEAL RYLAND                            Director                                      )
STEVEN W. DUFF                            Director                                      )By: /s/PETER J. DEMARCO
                                                                                             -------------------
PETER J. DeMARCO                          Executive Vice President                      )    Peter J. DeMarco
RICHARD I. WEINER                         Vice President                                )          as Executive Vice
BERNADETTE N. FINN                        Vice President                                )          President and
LORRAINE C. HYSLER                        Secretary                                     )          Attorney-In-Fact*
RICHARD DE SANCTIS                        Treasurer                                     )
EDWARD N. WADSWORTH                       Executive Officer                             )




--------

* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 to Registration Statement No. 333-44301 on January 15, 1998.

                                      II-2
264469.1

                       Consent of Independent Accountants



We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 19, 1999, relating to the financial statements and financial highlights for the three years ended December 31, 1998 of the Equity Securities Trust Series 4, EquiT's, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.




PricewaterhouseCoopers LLP
Boston, MA
April 26, 1999

                                      II-3
264469.1